Federated International Bond Strategy Portfolio

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated International Bond Strategy Portfolio	Federated International Bond Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated International Bond Strategy Portfolio		Federated International Bond Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		10.50%
Total Annual Fund Operating Expenses		10.50%
Fee Waivers and/or Expense Reimbursements	[1]	10.50%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Federated International Bond Strategy Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Federated International Bond Strategy Portfolio	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing primarily in non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging market fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Fixed Income Core Fund (the "Underlying Fund"), a portfolio of Federated Core Trust II, L.P. At times, the Fund's investment in the Underlying Fund may be a substantial portion of its portfolio.

The Adviser selects securities by, first, formulating its outlook for foreign exchange and interest rates in each market currency and country around the world. This outlook is based upon an analysis of a country's or region's general economic and financial condition. The Adviser attempts to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, and sound budget policy. The Adviser also considers how developments in other countries in the region or the world might affect these factors. The Adviser then analyzes the issuers of available securities in selected countries. The Fund may invest in derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The Fund invests in derivatives, such as futures, options and swaps and in hybrid instruments, such as credit-linked notes.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in fixed-income securities of issuers in both developed and emerging market countries, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Credit Risks. Credit risk is the possibility, real or perceived, that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund or the Underlying Fund will lose money.

  Liquidity Risks. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund or the Underlying Fund's performance.

  Risks of Foreign Investing. Because the Fund or the Underlying Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund or the Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  Interest Rate Risks. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

  Risks Associated with Noninvestment-Grade, Fixed-Income Securities. Securities rated below investment grade, (which are also known as junk bonds), generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

  Risks Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's or the Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

  Risks of Investing in Derivative Contracts and Hybrid Instruments. The Fund's or the Underlying Fund's use of derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund or the Underlying Fund and a potential reduction in gains to the Fund or the Underlying Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.

  Leverage Risks. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund or the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's or the Underlying Fund's risk of loss and potential for gain.

  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund or the Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund or the Underlying Fund to miss attractive investment opportunities.

  Share Ownership Concentration Risks. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated International Bond Strategy Portfolio

Within the period shown in the bar chart, the Fund's highest quarterly return was 17.83% (quarter ended June 30, 2009). Its lowest quarterly return was (1.46)% (quarter ended December 31, 2010).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Average Annual Total Returns - Federated International Bond Strategy Portfolio		1 Year	Commencement of Operations	Inception Date
Federated International Bond Strategy Portfolio		10.81%	26.18%	Dec 24, 2008
Federated International Bond Strategy Portfolio Return After Taxes on Distributions		9.43%	24.35%	Dec 24, 2008
Federated International Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		7.11%	21.54%	Dec 24, 2008
Federated International Bond Strategy Portfolio Barclays Capital Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	12.84%	23.07%
Federated International Bond Strategy Portfolio JPMorgan Global (ex-U.S.) Government Index (reflects no deduction for fees, expenses or taxes)	[2]	6.78%	5.29%
Federated International Bond Strategy Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	9.81%	14.18%
[1]	The Barclays Capital Emerging Markets Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[2]	The JPMorgan Global (ex-U.S.) Government Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The Blended Index is a custom blended index compromised of the Barclays Capital Emerging Markets Index (50%) and JPMorgan Global (ex-U.S.) Government Index (50%).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Central Index Key	dei_EntityCentralIndexKey	0001340579
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Federated International Bond Strategy Portfolio | Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	10.50%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
Annual Return 2009	rr_AnnualReturn2009	43.22%
Annual Return 2010	rr_AnnualReturn2010	10.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.46%)
1 Year	rr_AverageAnnualReturnYear01	10.81%
Commencement of Operations	rr_AverageAnnualReturnSinceInception	26.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio | Federated International Bond Strategy Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%
Commencement of Operations	rr_AverageAnnualReturnSinceInception	24.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio | Federated International Bond Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
Commencement of Operations	rr_AverageAnnualReturnSinceInception	21.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated International Bond Strategy Portfolio

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging market fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Fixed Income Core Fund (the "Underlying Fund"), a portfolio of Federated Core Trust II, L.P. At times, the Fund's investment in the Underlying Fund may be a substantial portion of its portfolio.

The Adviser selects securities by, first, formulating its outlook for foreign exchange and interest rates in each market currency and country around the world. This outlook is based upon an analysis of a country's or region's general economic and financial condition. The Adviser attempts to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, and sound budget policy. The Adviser also considers how developments in other countries in the region or the world might affect these factors. The Adviser then analyzes the issuers of available securities in selected countries. The Fund may invest in derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The Fund invests in derivatives, such as futures, options and swaps and in hybrid instruments, such as credit-linked notes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund pursues its investment objective by investing primarily in non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations.
Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in fixed-income securities of issuers in both developed and emerging market countries, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Credit Risks. Credit risk is the possibility, real or perceived, that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund or the Underlying Fund will lose money.

  Liquidity Risks. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund or the Underlying Fund's performance.

  Risks of Foreign Investing. Because the Fund or the Underlying Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund or the Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  Interest Rate Risks. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

  Risks Associated with Noninvestment-Grade, Fixed-Income Securities. Securities rated below investment grade, (which are also known as junk bonds), generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

  Risks Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's or the Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

  Risks of Investing in Derivative Contracts and Hybrid Instruments. The Fund's or the Underlying Fund's use of derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund or the Underlying Fund and a potential reduction in gains to the Fund or the Underlying Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.

  Leverage Risks. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund or the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's or the Underlying Fund's risk of loss and potential for gain.

  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund or the Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund or the Underlying Fund to miss attractive investment opportunities.

  Share Ownership Concentration Risks. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated International Bond Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the period shown in the bar chart, the Fund's highest quarterly return was 17.83% (quarter ended June 30, 2009). Its lowest quarterly return was (1.46)% (quarter ended December 31, 2010).
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Federated International Bond Strategy Portfolio | Barclays Capital Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%	[2]
Commencement of Operations	rr_AverageAnnualReturnSinceInception	23.07%	[2]
Federated International Bond Strategy Portfolio | JPMorgan Global (ex-U.S.) Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%	[3]
Commencement of Operations	rr_AverageAnnualReturnSinceInception	5.29%	[3]
Federated International Bond Strategy Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%	[4]
Commencement of Operations	rr_AverageAnnualReturnSinceInception	14.18%	[4]

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	The Barclays Capital Emerging Markets Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The JPMorgan Global (ex-U.S.) Government Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[4]	The Blended Index is a custom blended index compromised of the Barclays Capital Emerging Markets Index (50%) and JPMorgan Global (ex-U.S.) Government Index (50%).